COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2022
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Schedule of Costs in Excess of Billings

	June 30,
	2021	2022
Contract costs incurred plus estimated earnings	$988,496	$1,072,872
Less: Progress billings	(779,955)	(831,817)

Cost and estimated earnings in excess of billings	208,541	241,055
Less: Allowance for credit losses	(11,835)	(12,178)

	$196,706	$228,877

Schedule of Allowance For Credit Losses Of Costs And Estimated Earnings In Excess Of Billings
The movements in allowance for credit losses are as follows:

	June 30,
	2020	2021	2022
Balance at the beginning of year	$6,981	$6,150	$11,835
Adoption of ASU 2016-13	—	3,111	—
Additions (reversals)	(651)	1,758	209
Translation adjustments	(180)	816	134

Balance at the end of year	$6,150	$11,835	$12,178